SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Jun. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUTING POLICIES [Abstract]
Nature of Operations and Basis of Presentation

Nature of Operations and Basis of Presentation

The Company is principally engaged in the production, marketing and sales of consumer products through mass retail outlets, e-commerce channels, distributors and medical supply providers. The consolidated financial statements include the statements of the Company and its wholly owned and controlled subsidiaries. All significant intercompany transactions and accounts were eliminated in consolidation. Certain prior year reclassifications were made in the consolidated financial statements and related notes to the consolidated financial statements to conform to the current year presentation.

As discussed more fully under Note 2 – Discontinued Operations, the Company's Venezuela affiliate, Corporación Clorox de Venezuela S.A. (Clorox Venezuela), a component of the International reportable segment, discontinued its operations effective September 22, 2014. Since this exit occurred subsequent to the filing of the Company's Annual Report on Form 10-K for the year ended June 30, 2014, the Company has reclassified the financial results of Clorox Venezuela as a discontinued operation in the consolidated financial statements for all periods presented herein.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Specific areas requiring the application of management's estimates and judgments include assumptions pertaining to accruals for consumer and trade-promotion programs, stock-based compensation costs, pension and post-employment benefit costs, future cash flows associated with impairment testing of goodwill and other long-lived assets, the credit worthiness of customers, uncertain tax positions, tax valuation allowances and legal, environmental and insurance matters. Actual results could materially differ from estimates and assumptions made.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued an update to current accounting standards, which establishes a single, comprehensive revenue recognition model for all contracts with customers, and will supersede most current revenue recognition guidance. It requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments are effective for the Company beginning in the first quarter of fiscal year 2018. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of these requirements on its consolidated financial statements.

In April 2014, the FASB issued an update to current accounting standards, which will change the criteria for reporting discontinued operations. The amendments will also require new disclosures about discontinued operations and disposals of components of an entity that do not qualify for discontinued operations reporting. The amendments are effective for the Company for new disposals (or classifications as held for sale) of components of the Company, should they occur, beginning in the first quarter of fiscal year 2016. Early adoption is permitted for disposals (or classifications as held for sale) that have not been previously reported. The Company does not expect the adoption of the new standard to materially impact its reporting of Clorox Venezuela.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents consist of highly liquid instruments, time deposits and money market funds with an initial maturity at purchase of three months or less. The fair value of cash and cash equivalents approximates the carrying amount.

The Company's cash position includes amounts held by foreign subsidiaries and, as a result, the repatriation of certain cash balances from some of the Company's foreign subsidiaries could result in additional tax costs. However, these cash balances are generally available without legal restriction to fund local business operations. In addition, a portion of the Company's cash balance is held in U.S. dollars by foreign subsidiaries, whose functional currency is their local currency. Such U.S. dollar balances are reported on the foreign subsidiaries' books, in their functional currency, with the impact from foreign currency exchange rate differences recorded in other income, net. The Company's cash holdings were as follows as of June 30:

	2014	2013
U.S. dollar balances held by U.S. dollar functional currency subsidiaries and at parent	$180	$130
Non-U.S. dollar balances held by non-U.S. dollar functional currency subsidiaries	132	115
U.S. dollar balances held by non-U.S. dollar functional currency subsidiaries	12	36
Non-U.S. dollar balances held by U.S. dollar functional currency subsidiaries	5	18
Total	$329	$299

Inventories

Inventories

Inventories are stated at the lower of cost or market. When necessary, the Company provides allowances to adjust the carrying value of its inventory to the lower of cost or market, including any costs to sell or dispose. Appropriate consideration is given to obsolescence, excessive inventory levels, product deterioration and other factors in evaluating net realizable value for the purposes of determining the lower of cost or market.

Property, Plant and Equipment and Finite-Lived Intangible Assets

Property, Plant and Equipment and Finite-Lived Intangible Assets

Property, plant and equipment and finite-lived intangible assets are stated at cost. Depreciation and amortization expense are calculated by the straight-line method using the estimated useful lives or lives determined by lease contracts of the related assets. The table below provides estimated useful lives of property, plant and equipment by asset classification.

Estimated Useful Lives
Buildings and leasehold improvements	10 - 40 years
Land improvements	10 - 30 years
Machinery and equipment	3 - 15 years
Computer equipment	3 - 5 years
Capitalized software costs	3 - 7 years

Property, plant and equipment and finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances occur that indicate that the carrying amount of an asset (or asset group) may not be fully recoverable. The risk of impairment is initially assessed based on an estimate of the undiscounted cash flows at the lowest level for which identifiable cash flows exist. Impairment occurs when the book value of the asset exceeds the estimated future undiscounted cash flows generated by the asset and the impairment is viewed as other than temporary. When an impairment is indicated, an impairment charge is recorded for the difference between the book value of the asset and its estimated fair market value. Depending on the asset, estimated fair market value may be determined either by use of a discounted cash flow model or by reference to estimated selling values of assets in similar condition.

Capitalization of Software Costs

Capitalization of Software Costs

The Company capitalizes certain significant costs incurred in the acquisition and development of software for internal use, including the costs of the software, materials, consultants, interest and payroll and payroll-related costs for employees during the application development stage. Costs incurred prior to the application development stage, costs incurred once the application is substantially complete and ready for its intended use and other costs not qualifying for capitalization, including training and maintenance costs, are charged to expense. Capitalized software amortization expense was $22, $21 and $18, in fiscal years 2014, 2013 and 2012, respectively.

Impairment Review of Goodwill and Indefinite-Lived Intangible Assets

Impairment Review of Goodwill and Indefinite-Lived Intangible Assets

The Company tests its goodwill, trademarks with indefinite lives and other indefinite-lived intangible assets annually for impairment in the fiscal fourth quarter unless there are indications during a different interim period that these assets may have become impaired. With respect to goodwill, the Company performs either a qualitative or quantitative evaluation for each of its reporting units. Factors considered in the qualitative test include maturity and stability of the reporting unit, magnitude of excess fair value over book value from past year's impairment testing, other reporting unit specific operating results as well as new events and circumstances impacting the operations at the reporting unit level. If the result of a qualitative test indicates a potential for impairment of a reporting unit, a quantitative test is performed. The quantitative test is a two-step process. In the first step, the Company compares the estimated fair value of the reporting unit to its carrying value. If the estimated fair value of any reporting unit is less than its carrying value, the Company performs a second step to determine the implied fair value of the reporting unit's goodwill. If the carrying amount of a reporting unit's goodwill exceeds its implied fair value, an impairment charge is recorded for the difference between the carrying amount and the implied fair value of the reporting unit's goodwill. For trademarks and other intangible assets with indefinite lives, the Company performs a quantitative analysis to test for impairment and compares the estimated fair value of an asset to its carrying amount. If the carrying amount of such asset exceeds its estimated fair value, an impairment charge is recorded for the difference between the carrying amount and the estimated fair value. The Company's estimates of fair value are based primarily on a discounted cash flow or income approach that requires significant management judgment with respect to future sales volumes, revenue and expense growth rates, changes in working capital, foreign exchange rates, currency devaluation, inflation and a perpetuity growth rate.

Stock-based Compensation

Stock-based Compensation

The Company grants various nonqualified stock-based compensation awards to eligible employees, including stock options and performance units.

For stock options, the Company estimates the fair value of each award on the date of grant using the Black-Scholes valuation model, which requires management to make estimates regarding expected option life, stock price volatility and other assumptions. Groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The Company estimates stock option forfeitures based on historical data for each employee grouping. The total number of stock options expected to vest is adjusted by actual and estimated forfeitures. Changes to the actual and estimated forfeitures will result in a cumulative catch-up adjustment in the period of change. Compensation expense is recorded by amortizing the grant date fair values on a straight-line basis over the vesting period, adjusted for estimated forfeitures.

The Company's performance unit grants provide for the issuance of common stock to certain managerial staff and executive management if the Company achieves specified performance targets. The performance period is three years and the payout determination is made at the end of the three-year performance period. The fair value of each grant issued is estimated on the date of grant based on the current market price of the stock. The total amount of compensation expense recognized reflects estimated forfeiture rates and the initial assumption that performance goals will be achieved. Compensation expense is adjusted based on management's assessment of the probability that performance goals will be achieved. If such goals are not met or it is determined that achievement of performance goals is not probable, previously recognized compensation expense is trued up in the current period to reflect the expected payout level. If it is determined that the performance goals will be exceeded, additional compensation expense is recognized, subject to a cap of 150% of target.

Cash flows resulting from tax deductions in excess of the cumulative compensation cost recognized for stock-based payment arrangements (excess tax benefits) are classified as financing cash inflows.

Employee Benefits

Employee Benefits

The Company accounts for its defined benefit retirement income and retirement health care plans using actuarial methods. These methods use an attribution approach that generally spreads “plan events” over the service lives or expected lifetime (for frozen plans) of plan participants. Examples of plan events are plan amendments and changes in actuarial assumptions such as the expected return on plan assets, discount rate, rate of compensation increase and certain employee-related factors, such as retirement age and mortality. The principle underlying the attribution approach is that employees render service over their employment period on a relatively “smooth” basis and, therefore, the statement of earnings effects of retirement income and retirement health care plans are recognized in the same pattern.

One of the principal assumptions used in the net periodic benefit cost calculation is the expected return on plan assets. The required use of an expected return on plan assets may result in recognized pension expense or income that differs from the actual returns of those plan assets in any given year. Over time, however, the goal is for the expected long-term returns to approximate the actual returns and, therefore, the expectation is that the pattern of income and expense recognition should closely match the pattern of the services provided by the participants. The Company uses a market-related value method for calculating plan assets for purposes of determining the amortization of actuarial gains and losses. This method employs an asset smoothing approach. The differences between actual and expected returns are recognized in the net periodic benefit cost calculation over the average remaining service period or expected lifetime (for frozen plans) of the plan participants using the corridor approach. Under this approach, only actuarial gains (losses) that exceed 5% of the greater of the projected benefit obligation or the market-related value of assets are amortized to pension expense by the Company. In developing its expected return on plan assets, the Company considers the long-term actual returns relative to the mix of investments that comprise its plan assets and also develops estimates of future investment returns by considering external sources.

The Company recognizes an actuarial-based obligation at the onset of disability for certain benefits provided to individuals after employment, but before retirement, that include medical, dental, vision, life and other benefits.

Environmental Costs

Environmental Costs

The Company is involved in certain environmental remediation and ongoing compliance activities. Accruals for environmental matters are recorded on a site-by-site basis when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. The Company's accruals reflect the anticipated participation of other potentially responsible parties in those instances where it is probable that such parties are legally responsible and financially capable of paying their respective shares of the relevant costs. These accruals are adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available. Actual costs to be incurred at identified sites in future periods may vary from the estimates, given the inherent uncertainties in evaluating environmental exposures. The aggregate accrual for environmental matters is included in other liabilities in the Company's consolidated balance sheets on an undiscounted basis due to uncertainty regarding the timing of future payments.

Revenue Recognition

Revenue Recognition

Sales are recognized as revenue when the risk of loss and title pass to the customer and when all of the following have occurred: a firm sales arrangement exists, pricing is fixed or determinable and collection is reasonably assured. Sales are recorded net of allowances for returns, trade promotions, coupons and other discounts. The Company routinely commits to one-time or ongoing trade-promotion programs with customers and consumer coupon programs that require the Company to estimate and accrue the expected costs of such programs. Programs include shelf price reductions, end-of-aisle or in-store displays of the Company's products and graphics and other trade-promotion activities conducted by the customer. Coupons are recognized as a liability when distributed based upon expected consumer redemptions. The Company maintains liabilities related to these programs for the estimated expenses incurred, but not paid, at the end of each period. Trade-promotion and coupon redemption costs are recorded as a reduction of sales. The Company provides an allowance for doubtful accounts based on its historical experience and ongoing assessment of its customers' credit risk. Receivables were presented net of an allowance for doubtful accounts of $3 and $5 as of June 30, 2014 and 2013, respectively. The Company's provision for doubtful accounts was $0, $0 and $3 in fiscal years 2014, 2013 and 2012, respectively.

Receivables, net, included non-customer receivables of $15 and $13 as of June 30, 2014 and 2013, respectively.

Cost of Products Sold

Cost of Products Sold

Cost of products sold represents the costs directly related to the manufacture and distribution of the Company's products and primarily includes raw materials, packaging, contract packer fees, shipping and handling, warehousing, package design, depreciation, amortization, direct and indirect labor and operating costs for the Company's manufacturing and distribution facilities including salary, benefit costs and incentive compensation, and royalties and amortization related to the Company's Glad Venture Agreement (see Note 11 – Other Liabilities).

Costs associated with developing and designing new packaging are expensed as incurred and include design, artwork, films and labeling. Expenses for fiscal years ended June 30, 2014, 2013 and 2012 were $12, $10 and $10, respectively, all of which were reflected in cost of products sold or discontinued operations, as appropriate, in the consolidated statements of earnings.

Selling and Administrative Expenses

Selling and Administrative Expenses

Selling and administrative expenses represent costs incurred by the Company in generating revenues and managing the business and include market research, commissions and certain administrative expenses. Administrative expenses include salary, benefits, incentive compensation, professional fees and services, software and licensing fees and other operating costs associated with the Company's non-manufacturing, non-research and development staff, facilities and equipment.

Advertising and Research and Development Costs	Advertising and Research and Development Costs The Company expenses advertising and research and development costs in the period incurred.
Income Taxes

Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the anticipated future tax consequences attributable to differences between financial statement amounts and their respective tax bases. Management reviews the Company's deferred tax assets to determine whether their value can be realized based upon available evidence. A valuation allowance is established when management believes that it is more likely than not that some portion of its deferred tax assets will not be realized. Changes in valuation allowances from period to period are included in the Company's tax provision in the period of change. In addition to valuation allowances, the Company provides for uncertain tax positions when such tax positions do not meet certain recognition thresholds or measurement standards. Amounts for uncertain tax positions are adjusted in quarters when new information becomes available or when positions are effectively settled.

U.S. income tax expense and foreign withholding taxes are provided on unremitted foreign earnings that are not indefinitely reinvested at the time the earnings are generated. Where foreign earnings are indefinitely reinvested, no provision for U.S. income or foreign withholding taxes is made. When circumstances change and the Company determines that some or all of the undistributed earnings will be remitted in the foreseeable future, the Company accrues an expense in the current period for U.S. income taxes and foreign withholding taxes attributable to the anticipated remittance.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

Local currencies are the functional currencies for substantially all of the Company's foreign operations. When the transactional currency is different than the functional currency, transaction gains and losses are included as a component of other income, net. In addition, certain assets and liabilities denominated in currencies different than a foreign subsidiary's functional currency are reported on the subsidiary's books in its functional currency, with the impact from exchange rate differences recorded in other income, net. Except for Clorox Venezuela as discussed below and in Note 2 – Discontinued Operations, assets and liabilities of foreign operations are translated into U.S. dollars using the exchange rates in effect at the balance sheet date, while income and expenses are translated at the average monthly exchange rates during the year.

Gains and losses on foreign currency translations are reported as a component of other comprehensive income. Deferred taxes are not provided on cumulative translation adjustments where the Company expects earnings of a foreign subsidiary to be indefinitely reinvested. The income tax effect of currency translation adjustments related to foreign subsidiaries and joint ventures for which earnings are not considered indefinitely reinvested is recorded as a component of deferred taxes with an offset to other comprehensive income.

Due to a sustained inflationary environment, the financial statements of Clorox Venezuela are consolidated under the rules governing the preparation of financial statements in a highly inflationary economy. As such, Clorox Venezuela's non-U.S. dollar (non-USD) denominated monetary assets and liabilities are remeasured into U.S. dollars (USD) each reporting period with the resulting gains and losses reflected in (losses) earnings from discontinued operations, net.

Derivative Instruments

Derivative Instruments

The Company's use of derivative instruments, principally swaps, futures and forward contracts, is limited to non-trading purposes and is designed to partially manage exposure to changes in commodity prices, interest rates and foreign currencies. The Company's contracts are hedges for transactions with notional amounts and periods consistent with the related exposures and do not constitute investments independent of these exposures.

Most commodity, interest rate and foreign exchange derivative contracts are designated as cash flow hedges of certain forecasted raw material purchases, interest payments and finished goods inventory purchases, based on certain hedge criteria. The criteria used to determine if hedge accounting treatment is appropriate are: (a) whether the designation of the hedge is to an underlying exposure and (b) whether there is sufficient correlation between the value of the derivative instrument and the underlying obligation. The changes in the fair value of derivatives are recorded as either assets or liabilities in the balance sheet with an offset to net earnings or other comprehensive income depending on whether, for accounting purposes, the derivative is designated and qualifies as a hedge. The Company de-designates cash flow hedge relationships when it determines that the hedge relationships are no longer highly effective or that the forecasted transaction is no longer probable. Upon de-designation of a hedge, the portion of gains or losses on the derivative instrument that was previously accumulated in other comprehensive income remains in accumulated other comprehensive income until the forecasted transaction is recognized in net earnings, or is recognized in net earnings immediately if the forecasted transaction is no longer probable. From time to time, the Company may have contracts not designated as hedges for accounting purposes, for which it recognizes changes in the fair value in other income, net. Cash flows from hedging activities are classified as operating activities in the consolidated statements of cash flows.

The Company uses different methodologies, when necessary, to estimate the fair value of its derivative contracts. The estimated fair values of the majority of the Company's contracts are based on quoted market prices, traded exchange market prices, or broker price quotations, and represent the estimated amounts that the Company would pay or receive to terminate the contracts.